Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Supplemental Combined and Consolidated Balance Sheet Information Related to Leases	Our ROU assets and lease liabilities as of December 31, 2022 and 2021 recorded on the combined and consolidated balance sheets are as follows:
	December 31,
Combined and consolidated balance sheet location (dollars in thousands)	2022	2021
Operating Lease
Operating lease right-of-use assets, net	$5,848	$10,383
Current portion of operating lease liabilities	1,796	4,120
Operating lease liabilities, net of current position	3,963	6,255
Finance Lease
Finance lease right-of-use assets, net (included in property, plant and equipment, net)	1,345	2,138
Current portion of finance lease liabilities	757	1,073
Finance lease liabilities	658	1,426

Schedule of Supplemental Combined and Consolidated Balance Sheet Information Related to Leases	Supplemental combined and consolidated balance sheet information related to leases is as follows:
	December 31,
	2022	2021
Weighted-average remaining lease term
Operating Leases	4.16	3.98
Finance leases	1.38	2.17

Weighted-average discount rate
Operating Leases	8.5%	8.0%
Finance leases	8.0%	8.8%

Schedule of Maturities of Finance and Operating Lease Liabilities	Maturities of finance and operating lease liabilities based on lease term for the next five years are as follows:
(dollars in thousands)	Finance Leases	Operating Leases
2023	$852	$2,184
2024	646	1,437
2025	15	1,211
2026	—	794
2027	—	741
2028 and thereafter	—	363
Total lease payments	1,513	6,730
Less: Imputed interest	(98)	(971)
Present value of lease liabilities	$1,415	$5,759

Schedule of Cash Paid and Related Right-of-Use Operating Finance or Operating Lease	The following table summarizes the cash paid and related right-of-use operating finance or operating lease recognized for the years ended December 31, 2022 and 2021.
(dollars in thousands)	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$4,347	$5,336
Financing cash flows from finance leases	1,021	1,600
Right-of-use lease assets obtained in the exchange for lease liabilities:
Operating leases	$34	$1,796
Finance leases	104	286